UNAUDITED CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Mar. 18, 2021
Current assets:
Cash	$ 39,880		$ 175,788				$ 240,706
Prepaid expenses							432,591
Total Current Assets	39,880		175,788				673,297
Investment held in trust account	9,312,428		9,835,409				80,002,777
TOTAL ASSETS	9,352,308		10,011,197				80,676,074
Current liabilities:
Accrued expenses - professional fee	541,895
Accrued expenses - others	268,205		358,257				69,002
Promissory note - due to sponsor	1,102,000		662,000
Total Current Liabilities	1,912,100		1,020,257				69,002
Warrant liability	136,340		335,240				1,667,262
PIPE derivative liability	1,288,218		1,065,297
Total Liabilities	3,336,658		2,420,794				1,736,264
Commitments and Contingencies
Ordinary shares subject to possible redemption, $0.0001 par value; 200,000,000 shares authorized; 856,042 and 953,033 shares subject to possible redemption at redemption value of $10.76 per share and $10.22 per share as of June 30, 2023 and December 31, 2022, respectively			9,735,409				80,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,000,000 shares issued and outstanding	200		200	[1]			200	[1]
Additional paid-in capital	30		30				30
Accumulated deficit	(3,197,008)		(2,145,236)				(1,060,420)
Total Shareholders' Deficit	(3,196,778)	$ (2,718,779)	(2,145,006)		$ (421,046)	$ (455,831)	(1,060,190)		$ 0
TOTAL LIABILITIES, SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	9,352,308		10,011,197				$ 80,676,074
Ordinary shares subject to redemption
Current liabilities:
Ordinary shares subject to possible redemption, $0.0001 par value; 200,000,000 shares authorized; 856,042 and 953,033 shares subject to possible redemption at redemption value of $10.76 per share and $10.22 per share as of June 30, 2023 and December 31, 2022, respectively	$ 9,212,428		$ 9,735,409

[1]	875,000 ordinary shares were surrendered to the Company during year 2021 for cancellation for no consideration, resulting in 2,000,000 ordinary shares outstanding. All share amounts and related information have been retroactively restated to reflect the share surrender (see Note 7)